SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended
	Jul. 31, 2024	Jan. 18, 2024	Jun. 30, 2024	Jun. 30, 2024
Merger Shares [Member] | Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued to underwriter, shares		7,246,377
Earnout Shares [Member] | Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Ordinary shares issued to underwriter, shares		1,400,000
Subsequent Event [Member] | Merger Shares [Member] | Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued to underwriter, shares		7,246,377
Subsequent Event [Member] | Earnout Shares [Member] | Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Ordinary shares issued to underwriter, shares		1,400,000
Qianzhi [Member]
Subsequent Event [Line Items]
Business combination related cost reimbursed			$ 0	$ 206,803
Qianzhi [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination related cost reimbursed	$ 45,199